Rydex S&P MidCap 400 Pure Value ETF (Prospectus Summary): | Rydex S&P MidCap 400 Pure Value ETF
Rydex S&P MidCap 400 Pure Value ETF

RYDEX ETF TRUST

Rydex S&P MidCap 400 Pure Value ETF

Supplement dated July 25, 2011
to the currently effective Prospectus for the Fund listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Fund listed above (the “Fund”) and should be read in conjunction with the Fund’s Prospectus.

•    Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Fund’s Prospectus is replaced in its entirety with the Fees and Expenses Table and Example information set forth below. In addition to the Fees and Expenses Table and

       Example information currently disclosed in the Fund’s Prospectus, the information below reflects the Fund’s “Acquired Fund Fees and

       Expenses.”

      Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment companies, such as other mutual funds. In the Fund’s case, Acquired Fund Fees and Expenses represent the expenses the Fund indirectly incurs through its investment in business development companies (BDCs), a type of investment company that more closely resembles an operating company than a mutual fund. The Fund may invest in such investment companies from time to time when doing so will further the Fund’s investment objective.

      Unlike the other fees and expenses included in the Fund’s Fees and Expenses Table, the Acquired Fund Fees and Expenses are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. Rather, Acquired

       Fund Fees and Expenses are similar to the expenses paid by any operating company in the Fund’s portfolio and indirectly borne by the

       Fund. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Fund’s expense ratio, they have no effect on a shareholder’s cost of investing in the Fund and are included in the Fund’s expense ratio only to comply with SEC rules. For more precise information about the Fund’s operating expenses, shareholders are encouraged to review the Fund’s financial statements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ETF-SUP1-0711x0312

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P MidCap 400 Pure Value ETF
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	0.36%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P MidCap 400 Pure Value ETF	37	116	202	456